Location Contracts Acquired - Schedule of Finite-Lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 20,475
2021		20,475
2022		20,475
2023		20,475
2024		20,267
Thereafter		64,615
Location contracts acquired, net	$ 156,624	$ 166,783	$ 126,038